INVESTMENT IN UNCONSOLIDATED SUBSIDIARY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment in Unconsolidated Subsidiary [Abstract]
Equity earnings from unconsolidated subsidiary	$ 530	$ 1,159	$ 3,562
Fly-Z/C LP [Member]
Investment in Unconsolidated Subsidiary [Abstract]
Limited partnership interest percentage	57.40%
Equity earnings from unconsolidated subsidiary	$ 500	1,200	3,600
Contributions to unconsolidated subsidiary		2,000
Distributions from unconsolidated subsidiary	$ 0	$ 0	$ 6,600
Summit Aviation Partners LLC [Member] | Fly-Z/C LP [Member]
Investment in Unconsolidated Subsidiary [Abstract]
Limited partnership interest percentage	10.20%